Annual Report

December 31, 2001

T. Rowe Price
Personal Strategy Balanced Portfolio

Dear Investor

The U.S. economy continued to weaken over the six months ended December 31, despite the Federal Reserve's aggressive short-term interest rate cuts. Stocks declined through the third quarter, falling sharply following the September 11 terrorist attacks in New York and Washington, D.C., before rebounding to pre-attack levels by the end of the year. Most bonds advanced as interest rates declined and investors sought the relative safety of fixed-income securities. Your portfolio registered weak returns but was spared the full impact of the falling stock market due to the excellent performance of our bonds and the relative strength of our value stock holdings.

PERFORMANCE REVIEW

  Performance Comparison

  Periods Ended 12/31/01                                          6 Months              12 Months
  ----------------------------------------------------------------

  Personal Strategy Balanced Portfolio                              -0.46%                 -2.41%

  Merrill Lynch-Wilshire
  Capital Market Index                                               -2.27                  -5.21

  Combined Index Portfolio 1*                                        -1.80                  -4.54

  Combined Index Portfolio 2*                                        -1.63                  -4.13

  * Combined Index Portfolio 1 is an unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Salomon Smith Barney 3-Month Treasury Bill Index). Combined Index Portfolio 2 is an unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Salomon Smith Barney 3-Month Treasury Bill Index).

  The objective of this portfolio is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10-percentage-point variations above and below these levels permitted for each asset class.

  With this report, we are introducing a more broadly based blended benchmark, which we believe reflects more accurately the full scope of asset classes in the portfolio. The new benchmark, called Combined Index Portfolio 1 in the Performance Comparison table, uses the Wilshire 5000 Index to represent domestic stocks and adds an international component, represented by the MSCI EAFE Index. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio 2 in the table), which used the S&P 500 to represent domestic equities and had no international component. The Wilshire 5000 tracks the performance of the most active stocks in the broad U.S. market and is more representative of the full universe of domestic equities that the portfolio invests in, including mid- and small-cap stocks. The MSCI EAFE Index represents larger companies in developed markets outside the U.S. and reflects our commitment to investing internationally.

  The portfolio lost 0.46% for the six months and 2.41% for the year, but exceeded its blended benchmark and the Merrill Lynch-Wilshire Capital Market Index over both periods. Strong returns from the portfolio's bond holdings and solid performance by our value and small-cap stocks aided relative results.

MARKET ENVIRONMENT

  The horrifying destruction of the World Trade Center and related terrorist events of September may have been a watershed for the nation's economy. Prior to September 11, the Fed's persistent efforts to spur growth through interest rate cuts raised hopes that the slowing economy could be reinvigorated. In the wake of the attacks, economists generally conceded that the U.S. had slipped into recession. Stocks, already suffering from poor corporate earnings, fell sharply following the attacks but rebounded late in the period as investors began to hope for a turnaround in 2002.

  Interest Rate Levels

                                     10-Year                     5-Year                    90-Day
                               Treasury Bond              Treasury Note             Treasury Bill

  12/31/2000                            5.10                       4.98                      5.84
  01/31/2001                            5.11                       4.77                      4.99
  02/28/2001                            4.89                       4.65                      4.85
  03/31/2001                            4.92                       4.56                      4.28
  04/30/2001                            5.34                       4.88                      3.88
  05/31/2001                            5.38                       4.91                      3.61
  06/30/2001                            5.41                       4.95                      3.65
  07/31/2001                            5.05                       4.53                      3.52
  08/31/2001                            4.83                       4.38                      3.36
  09/30/2001                            4.59                       3.80                      2.37
  10/31/2001                            4.23                       3.47                      2.01
  11/30/2001                            4.75                       4.06                      1.72
  12/31/2001                            5.05                       4.30                      1.72

  The Fed's determination to combat the slowdown dominated the economic picture from the beginning of the year. The central bank reduced short-term interest rates 11 times by a total of 475 basis points (100 basis points equal one percentage point), bringing the fed funds target rate to 1.75% - its lowest level in 40 years. Short-term rates fell dramatically, intermediate rates were somewhat lower, but long-term rates were largely unchanged. Bond prices, which move in the opposite direction of interest rates, offered investors strong total returns, despite weakness as stocks rallied in the final quarter. Bonds also benefited from increased demand as investors looked for greater safety in the fixed-income market. Rates fell farthest for shorter-term securities, slicing money market yields as money funds reinvested at increasingly lower rates. Overall, the Lehman Brothers U.S. Aggregate Index, an unmanaged measure of the broad domestic bond market, gained 4.66% for the six months and 8.44% for the year.

  Stock Market Returns

  Periods Ended 12/31/01                        6 Months               12 Months
  ----------------------------------------------------

  S&P 500 Stock Index                             -5.56%                 -11.89%

  Wilshire 4500 Index                              -5.54                   -9.33

  MSCI EAFE Index                                  -7.95                  -21.21

  Index returns mask a divergence between growth and value stocks. Until the late-period rally in large-cap growth stocks, value greatly outperformed growth throughout the market. Small-cap value stocks were clear winners.

PORTFOLIO AND STRATEGY REVIEW

  Over the last 12 months, bonds continued to outperform equities, and the solid performance of our fixed-income holdings helped moderate negative returns in the equity markets. High-yield bonds, which typically trade more in line with equities than with the rest of the fixed-income market, showed strength at the beginning of 2001 and again at the end of the year as stocks rebounded from their September lows. In between, the portfolio's investment-grade holdings had strong returns as interest rates fell dramatically. Our high-yield holdings are typically in the top-quality tiers of the market, and consequently did not decline as dramatically as the overall high-yield market during the sector's midyear weakness. Yield spreads in the high-yield market are at historically wide levels, and we are looking for opportunities to rebuild our exposure through selected issues that are attractively valued and appear positioned to weather any further market weakness.

  On the equity side, the portfolio's overweighting in value versus growth was a major factor in outperformance relative to its blended benchmark. We maintained a modest tilt toward large-cap value, which we believed to be more reasonably priced than large-cap growth based on price/earnings and other valuation measures. However, as the valuation differential between large-cap growth and large-cap value narrowed, we slightly increased our allocation to growth by taking some profits out of value. This was a gradual process: we made minor changes to the allocations in June, September, and November.

  Overall, small-cap stocks were the portfolio's strongest equity performers, and they remain attractive relative to large-cap stocks. Small-caps typically rebound more quickly from an economic downturn, and we believe that small-cap growth stocks should be one of the first sectors to recover.

  The portfolio's overweighting in international stocks was a drag on performance. However, we maintained our international commitment because we believe the long-term prospects are solid. Foreign equity markets have now underperformed domestic equities for some time, but in a slower-growth environment, many European companies should be able to increase profits through restructuring and greater productivity, similar to the U.S. in the 1990s. The strong dollar has also deepened losses, but we believe the dollar may weaken as European economies recover.

  Among our larger equity holdings, financials benefited from lower yields and the steepening yield curve for much of 2001, and Bank of America was a strong contributor over the 12-month period. Waste Management also performed well over both the six and 12 months. Integrated oil giant Exxon Mobil was a major negative contributor, as valuations within the energy sector retreated in line with falling energy prices. Among top international holdings, U.K.-based mobile phone operator Vodafone was a solid contributor over the last six months but a laggard over the full year.

  The portfolio's investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges, based on market conditions and economic fundamentals. At the beginning of 2001, we returned to a neutral weight between stocks and bonds, after bonds outperformed stocks strongly in 2000. The portfolio's allocations to stocks, bonds, and money market securities were nearly the same as six months ago. Our bond commitment of 36.3% remained higher than our neutral weighting of 30% and reflected our preference for intermediate- and longer-term bonds rather than money market securities during a period of declining interest rates.

OUTLOOK

  Although September's terrorist attacks helped push the economy further into recession, the Fed's aggressive interest rate cuts, combined with a recent tax cut and a potentially significant economic stimulus package, should set the stage for improved economic and stock market performance in 2002. Stock market sentiment has improved, but the market's prospects and the outlook for corporate profits remain uncertain, so we are cautious in the near term. While investment-grade bonds have benefited from dramatically declining interest rates over most of 2001, fixed-income sectors such as high-yield bonds, which are more sensitive to the economy than to interest rate moves, should fare better as the economy shows signs of recovery. Foreign market performance could be bolstered by a weaker dollar in 2002.

  Respectfully submitted,

  Edmund M. Notzon III
  Chairman of the portfolio's Investment Advisory Committee

  January 20, 2002

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights

Portfolio Overview
                                                    Percent of
                                                    Net Assets
                                                      12/31/01
------------------------------------------------

Reserves                                                  2.7%
------------------------------------------------

  Money Market Funds                                       3.4

  Other Assets Less Liabilities                           -0.7

Bonds                                                    36.3%
------------------------------------------------

  U.S. Government Obligations/Agencies                     9.9

  Corporate                                               17.6

  Mortgage-Backed                                          8.8

  Foreign Government Agencies                              0.0

Stocks                                                   61.0%
------------------------------------------------

  10 Largest Holdings                                     7.7%
------------------------------------------------

  American Home Products                                   1.0

  Exxon Mobil                                              0.9

  BP                                                       0.8

  Citigroup                                                0.8

  Vodafone                                                 0.8

  Fannie Mae                                               0.7

  Pfizer                                                   0.7

  Waste Management                                         0.7

  Philip Morris                                            0.7

  Bank of America                                          0.6
------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Personal Strategy Balanced Portfolio

                                                    Merrill Lynch -
                   Combined Index                           Wilshire               Personal Strategy
                      Portfolio 1               Capital Market Index              Balanced Portfolio

12/30/1994                 10,000                             10,000                          10,000
12/31/1995                 12,537                             12,809                          12,866
12/31/1996                 14,149                             14,576                          14,694
12/31/1997                 16,876                             17,931                          17,345
12/31/1998                 19,824                             21,239                          19,829
12/31/1999                 22,674                             24,643                          21,497
12/31/2000                 22,008                             23,334                          22,660
12/31/2001                 21,009                             22,119                          22,113

As of 12/31/01

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio
Periods Ended 12/31/01
                                                         Since         Inception
1 Year       3 Years             5 Years             Inception              Date
----------------------------------------------------------------

-2.41%         3.70%               8.52%                12.00%          12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio

                          For a share outstanding throughout each period
                          -------------------------------------------------

                                         Year
                                        Ended
                                     12/31/01        12/31/00        12/31/99       12/31/98       12/31/97
NET ASSET VALUE
Beginning of period                   $ 15.54         $ 16.00         $ 16.16        $ 15.13        $ 13.44

Investment activities
  Net investment income
  (loss)                                 0.43            0.49            0.49           0.47           0.46

  Net realized and
  unrealized gain (loss)               (0.82)            0.35            0.80           1.65           1.93

  Total from
  investment activities                (0.39)            0.84            1.29           2.12           2.39

Distributions
  Net investment income                (0.43)          (0.48)          (0.49)         (0.48)         (0.46)

  Net realized gain                         -          (0.82)          (0.96)         (0.61)         (0.24)

  Total distributions                  (0.43)          (1.30)          (1.45)         (1.09)         (0.70)

NET ASSET VALUE
End of period                         $ 14.72         $ 15.54         $ 16.00        $ 16.16        $ 15.13
                          -------------------------------------------------

Ratios/Supplemental Data
Total return(diamond)                 (2.41)%           5.41%           8.41%         14.32%         18.04%

Ratio of total expenses to
average net assets                      0.90%           0.90%           0.90%          0.90%          0.90%

Ratio of net investment
income (loss) to average
net assets                              2.91%           3.08%           3.03%          3.04%          3.37%

Portfolio turnover rate                 81.5%           55.4%           51.3%          47.6%          32.8%

Net assets, end of period
(in thousands)                      $ 103,413        $109,713        $ 85,259       $ 79,475       $ 63,005

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
COMMON STOCKS 61.0%
CONSUMER DISCRETIONARY 7.6%
Auto Components 0.1%
Brembo (EUR)                                                    1,900                     $ 15

Bridgestone (JPY)                                               2,000                       21

Denso (JPY)                                                     4,000                       53

Keystone Automotive *                                           1,300                       22

Strattec Security *                                               400                       15

                                                                                           126
Automobiles 0.6%
DaimlerChrysler (EUR)                                             907                       39

Fiat (EUR)                                                      1,480                       24

Fuji Heavy Industries (JPY)                                     9,000                       39

Harley-Davidson                                                 1,000                       54

Honda (JPY)                                                     3,000                      120

Honda ADR                                                         300                       24

Nissan (JPY)                                                    9,000                       48

Peugeot (EUR)                                                     809                       34

Toyota Motor (JPY)                                              5,600                      142

Volkswagen (EUR)                                                1,722                       80

                                                                                           604

Distributors 0.0%
Cycle & Carriage (SGD)                                          4,000                        7

                                                                                             7

Hotels, Restaurants & Leisure 0.6%
Applebee's                                                        950                       33

BUCA *                                                          1,800                       29

CEC Entertainment *                                               400                       17

Compass (GBP)                                                   7,253                       54

Elior (EUR)                                                     3,612                       26

O' Charley's *                                                  2,400                       45

Ruby Tuesday                                                    2,200                       45

Sodexho Alliance (EUR)                                            935                       40

Sonic *                                                           950                       34

Starwood Hotels &
  Resorts Worldwide, REIT                                       9,100                      272

Watami (JPY)                                                    1,000                       17

                                                                                           612

Household Durables 1.2%
Electrolux (Class B) (SEK)                                      2,484                       37

Harman International                                            3,400                      153

Matsushita Electric Industrial (JPY)                            9,000                      116

Matthews International (Class A)                                4,300                      104

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Newell Rubbermaid                                               9,600                    $ 265

Pace Micro Technology (GBP)                                     2,424                       12

Persimmon (GBP)                                                 5,918                       33

Philips Electronics ADR                                         2,250                       66

Pioneer Electronic (JPY)                                        3,000                       65

SEB (EUR) *                                                       260                       15

Sony (JPY)                                                      3,500                      160

Tupperware                                                      9,500                      183

                                                                                         1,209

Leisure Equipment & Products 0.4%
Brunswick                                                       1,300                       28

Eastman Kodak                                                  10,000                      294

Konica (JPY)                                                    4,000                       24

Midway Games *                                                    700                       11

SCP Pool *                                                      2,950                       81

                                                                                           438

Media 2.8%
AOL Time Warner *                                              11,600                      372

Arn Mondadori Edit (EUR)                                        1,397                        9

Avex (JPY)                                                        600                       18

Clear Channel Communications *                                  4,401                      224

Comcast (Class A Special) *                                     2,900                      104

Disney                                                         14,000                      290

Elsevier (EUR)                                                  2,084                       25

Emmis Broadcasting (Class A) *                                  1,200                       28

Entercom Communications *                                         500                       25

International Media (EUR) *                                       350                        7

Liberty Media (Series A) *                                      7,000                       98

McGraw-Hill                                                     1,400                       85

Mediaset (EUR)                                                  2,303                       17

News Corporation ADR                                            1,700                       54

Omnicom                                                         2,300                      206

Pearson (GBP)                                                   4,414                       51

Pegasus Communications (Class A) *                                200                        2

Publishing & Broadcasting (AUD)                                 9,000                       45

Reader's Digest (Class A)                                      12,300                      284

Reed International (GBP)                                       25,179                      209

Scholastic *                                                      700                       35

Sinclair Broadcast (Class A) *                                  3,200                       30

Singapore Press (SGD)                                           4,000                       47

TMP Worldwide *                                                 2,000                       86

Viacom (Class B) *                                              8,390                      371

Vivendi Universal (EUR)                                         2,398                      131

Young Broadcasting (Class A) *                                    900                       16

                                                                                         2,869

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Multiline Retail 0.9%
AVA (EUR)                                                         496                     $ 18

Bon-Ton Stores *                                                  100                        0

Debenhams (GBP)                                                 4,791                       29

Metro (EUR)                                                       750                       26

Neiman Marcus (Class A) *                                       1,800                       56

Nordstrom                                                      11,600                      235

Stein Mart *                                                    1,000                        8

Target                                                          5,300                      217

Wal-Mart                                                        4,200                      242

Wal-Mart de Mexico (MXN)                                       33,200                       91

                                                                                           922

Specialty Retail 0.8%
Best Buy *                                                        700                       52

Christopher & Banks *                                           1,050                       36

G.I.B. (EUR)                                                    1,200                       47

Home Depot                                                      5,200                      265

Linens `n Things *                                              1,400                       36

Toys "R" Us *                                                  13,700                      284

Travis Perkins (GBP)                                            5,711                       71

Ultimate Electronics *                                            400                       12

Urban Outfitters *                                              1,100                       26

Valora (CHF)                                                      128                       19

                                                                                           848

Textiles & Apparel 0.2%
Adidas-Salomon (EUR)                                              435                       33

Christian Dior (EUR)                                            1,619                       50

Columbia Sportswear *                                           1,000                       33

Culp *                                                            900                        3

Dan River (Class A) *                                           1,600                        1

Nike (Class B)                                                    200                       11

QuikSilver *                                                      700                       12

Reebok *                                                          500                       13

Stride Rite                                                     2,900                       19

Unifi *                                                         1,900                       14

Yue Yuen Industrial (HKD)                                      31,000                       58

                                                                                           247

Total Consumer Discretionary                                                             7,882

CONSUMER STAPLES 4.7%
Beverages 1.0%
Allied Domecq (GBP)                                            16,030                       95

Anheuser-Busch                                                  4,300                      194

Carlsberg (DKK)                                                   256                       11

Coca-Cola                                                       4,100                      193

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Femsa UBD Units
  (Represents 1 Series B
  and 4 Series D shares) (MXN)                                 18,500                     $ 63

Heineken (EUR)                                                    760                       29

Kirin Brewery (JPY)                                             6,000                       43

Lion Nathan (NZD)                                              26,300                       62

PepsiCo                                                         5,550                      270

Remy Cointreau (EUR)                                              839                       18

Sapporo (JPY)                                                   8,000                       22

                                                                                         1,000

Food & Drug Retailing 0.8%
Carrefour (EUR)                                                 3,658                      190

Casey's General Stores                                          5,500                       82

Casino Guichard-Perrachon (EUR)                                   615                       48

J. Sainsbury (GBP)                                             23,027                      123

Kroger *                                                        1,100                       23

Performance Food *                                                100                        4

Safeway *                                                       3,100                      129

Seneca Foods (Class A) *                                          300                        4

Seneca Foods *                                                    100                        1

Walgreen                                                        1,100                       37

Wild Oats Markets *                                               700                        7

Woolworths (AUD)                                               27,500                      158

                                                                                           806

Food Products 1.2%
American Italian Pasta (Class A) *                                500                       21

Campbell                                                        7,100                      212

CSM (EUR)                                                       1,428                       30

Danisco (DKK)                                                     449                       16

General Mills                                                   7,460                      388

Hershey Foods                                                     300                       20

International Multifoods *                                      2,600                       62

Nestle (CHF)                                                      948                      202

Orkla (NOK)                                                       900                       15

Parmalat Finanz (EUR)                                           9,506                       26

Snow Brand Milk Products (JPY) *                                8,000                       13

Unilever (GBP)                                                 14,832                      122

Unilever                                                        1,785                      103

                                                                                         1,230

Household Products 0.7%
Colgate-Palmolive                                               5,980                      345

Kao (JPY)                                                       2,000                       42

Kimberly-Clark                                                  5,100                      305

                                                                                           692

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Personal Products 0.0%
Chattem *                                                       1,400                     $ 27

Shiseido (JPY)                                                  3,000                       28

                                                                                            55
Tobacco 1.0%
Philip Morris                                                  15,780                      723

UST                                                             8,530                      299

                                                                                         1,022

Total Consumer Staples                                                                   4,805

ENERGY 5.4%
Energy Equipment & Services 1.0%
Atwood Oceanics *                                               1,100                       38

Baker Hughes                                                   17,200                      627

BJ Services *                                                   2,800                       91

Cooper Cameron *                                                  200                        8

FMC Technologies *                                                100                        2

Grant Prideco *                                                   300                        3

Hydril *                                                          600                       11

Key Energy Services *                                           2,100                       19

Lone Star Technologies *                                          600                       11

National Oilwell *                                                700                       14

Saipem (EUR)                                                    3,093                       15

Seacor Smit *                                                   1,200                       56

Smedvig (Class A) (NOK)                                         1,471                       12

Smith International *                                           1,200                       64

Technip (EUR)                                                      56                        8

W-H Energy Services *                                           1,000                       19

Weatherford International *                                       300                       11

                                                                                         1,009

Oil & Gas 4.4%
Amerada Hess                                                      300                       19

BP ADR                                                         17,938                      834

ChevronTexaco                                                   4,424                      397

Cia Espanola de Petroleos (EUR)                                 4,536                       50

Conoco                                                          4,877                      138

Cosmo Oil (JPY)                                                13,000                       18

ENI (EUR)                                                       3,650                       46

ENI SPA ADR                                                       900                       56

Enterprise Oil (GBP)                                           17,605                      119

Exxon Mobil                                                    23,114                      908

Forest Oil*                                                     1,400                       40

Marathon Oil                                                   17,660                      530

Noble Affiliates                                                1,600                       57

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Norsk Hydro (NOK)                                               1,796                     $ 75

OMV (EUR)                                                          50                        4

Petroleo Brasileiro
  (Petrobras) ADR                                               4,500                      100

Royal Dutch Petroleum ADR                                       5,000                      245

Santos (AUD)                                                   13,000                       41

Shell Transport & Trading (GBP)                                17,500                      120

Shell Transport & Trading ADR                                   1,600                       66

TotalFinaElf (EUR)                                                943                      135

TotalFinaElf ADR                                                1,096                       77

Ultra Petroleum *                                               1,300                        8

Unocal                                                         12,030                      434

XTO Energy                                                      3,450                       60

                                                                                         4,577

Total Energy                                                                             5,586

FINANCIALS 14.1%
Banks 5.0%
77 Bank (JPY)                                                   6,000                       27

ABN AMRO (EUR)                                                  3,285                       53

Alliance & Leicester (GBP)                                     10,398                      121

Allied Irish Banks (EUR)                                        8,433                       98

Australia & New Zealand
  Banking (AUD)                                                 4,000                       36

Australia & New Zealand
  Banking ADR                                                   1,500                       69

Banca Popolare di Milano (EUR)                                  1,400                        5

Banco Bradesco ADR                                              2,176                       12

Banco Comercial
  Portugues (EUR) *                                            10,504                       43

Banco Santander
  Central Hispano (EUR)                                        15,497                      130

Banco Santiago ADR                                              5,000                      111

Bank of America                                                10,600                      667

Bank of New York                                                3,000                      122

Bank One                                                        9,890                      386

Bankgesellschaft Berlin (EUR) *                                 2,400                        5

BBVA Banco Frances ADR                                          1,795                       12

BNP Paribas (EUR)                                               1,117                      100

BPCI (EUR) *                                                    1,454                       13

Chittenden                                                      3,575                       99

Citizens Banking                                                2,600                       85

Commonwealth Bank of Australia (AUD)                            6,200                       95

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Credit Suisse (CHF) *                                           2,873                    $ 123

DBS (SGD)                                                       6,489                       49

Den Norske Bank (NOK)                                           1,197                        5

DePfa-Bank (EUR)                                                  631                       36

Deutsche Bank (EUR)                                             1,642                      116

Dexia (EUR)                                                     1,250                       18

Downey Financial                                                1,000                       41

Fifth Third Bancorp                                             3,200                      196

First Bell Bancorp                                                100                        1

Frankfort First                                                   100                        2

Glacier Bancorp                                                 1,166                       24

HBOS (GBP)                                                     20,276                      235

HSBC (GBP)                                                      9,718                      114

Intesa BCI (EUR)                                               51,062                      128

ITLA Capital *                                                  1,000                       21

Joyo (JPY)                                                     11,000                       31

Jyske (DKK) *                                                     254                        5

KBC (EUR)                                                       1,300                       44

Mellon Financial                                               11,380                      428

Mizuho (JPY)                                                       53                      108

Nordic Baltic (SEK)                                            15,833                       84

Northern Trust                                                  1,000                       60

Overseas Chinese Banking (SGD)                                  8,250                       49

Provident Bankshares                                            1,800                       44

Royal Bank of Scotland (GBP)                                   13,568                      330

Societe Generale (EUR)                                            364                       20

Southwest Bancorp *                                             2,300                       70

Sumitomo Bank (JPY)                                             9,000                       38

Svenska Handelsbanken (SEK)                                     4,875                       72

U.S. Bancorp                                                    1,900                       40

UniCredito (EUR)                                               19,520                       78

Valley National Bancorp                                         2,345                       77

Wells Fargo                                                     3,600                      156

WestAmerica                                                     2,100                       83

                                                                                         5,215

Diversified Financials 3.6%
Aiful (JPY)                                                       800                       52

Alliance Data Systems *                                           900                       17

American Express                                               13,750                      491

Capital One Financial                                           1,700                       92

Charles Schwab                                                  2,850                       44

Citigroup                                                      16,050                      810

Direkt Anlage Bank (EUR)                                          929                       10

Fannie Mae                                                      9,520                      757

Fortis (EUR)                                                    1,900                       49

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Franklin Resources                                                600                     $ 21

Freddie Mac                                                     9,880                      646

GIMV (EUR)                                                        700                       20

Goldman Sachs                                                     700                       65

Ifil (Ordinary shares) (EUR)                                    2,585                       12

ING Groep (EUR)                                                 4,940                      126

Merrill Lynch                                                     900                       47

Morgan Stanley Dean Witter                                      2,800                      157

Promise (JPY)                                                     500                       27

State Street                                                    3,900                      204

Yasuda Trust & Banking (JPY) *                                 67,000                       23

                                                                                         3,670

Insurance 4.0%
ACE Limited                                                     5,600                      225

Aegon (EUR)                                                     2,289                       62

AIG                                                             6,798                      540

Allianz (EUR)                                                     525                      124

AMP (AUD)                                                       4,400                       41

Assicurazioni Generali (EUR)                                    1,167                       32

AXA (EUR)                                                       3,616                       75

Berkshire Hathaway (Class A) *                                      1                       76

Brown and Brown                                                 3,300                       90

Harleysville                                                    1,100                       26

Hartford Financial Services                                     2,200                      138

Helvetia Patria (CHF)                                             304                       46

Horace Mann Educators                                           4,400                       93

London Pacific ADR                                              1,700                        7

Markel *                                                          200                       36

Marsh & McLennan                                                2,100                      226

Munich Re (EUR)                                                   320                       87

Ohio Casualty *                                                 1,700                       27

PartnerRe                                                       1,500                       81

Progressive                                                       800                      119

Prudential (GBP)                                                7,225                       84

Prudential *                                                      300                       10

Royal & Sun (GBP)                                              20,837                      120

SAFECO                                                          6,100                      190

Selective Insurance                                               700                       15

Societa Assic (EUR)                                             1,089                       14

St. Paul Companies                                              7,300                      321

Swiss Re (CHF)                                                  1,630                      164

Tokio Marine &
  Fire Insurance (JPY)                                         12,000                       88

UNUMProvident                                                  15,000                      398

W. R. Berkley                                                   1,200                       64

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

XL Capital (Class A)                                            4,900                    $ 448

Zurich Financial Services (CHF)                                   253                       59

                                                                                         4,126
Real Estate 1.5%
Apartment Investment &
  Management (Class A), REIT                                      500                       23

Arden Realty, REIT                                              1,500                       40

CapitaLand (SGD)                                                7,000                        7

Cheung Kong (HKD)                                              14,000                      145

City Developments (SGD)                                         5,000                       16

Corio (EUR)                                                     1,148                       25

EastGroup Properties, REIT                                      2,100                       49

Federal Realty
  Investment Trust, REIT                                       12,200                      281

Gables Residential Trust, REIT                                  1,700                       50

Glenborough Realty Trust, REIT                                  1,800                       35

Goldcrest (JPY)                                                   700                       26

JP Realty, REIT                                                 2,000                       48

Land Securities (GBP)                                           1,681                       19

Lasalle Hotel Properties, REIT                                  1,300                       15

Metrovacesa (EUR)                                               2,805                       39

Parkway Properties, REIT                                        1,500                       50

Reckson Associates Realty
  (Class B), REIT                                                 626                       16

Reckson Associates Realty, REIT                                11,900                      278

Simco (EUR)                                                       273                       19

Simon Property, REIT                                            9,396                      276

Singapore Land (SGD)                                           11,000                       20

Washington, REIT                                                1,900                       47

Westfield Trust (AUD)                                          33,500                       59

                                                                                         1,583

Total Financials                                                                        14,594

HEALTH CARE 7.5%
Biotechnology 0.7%
Abgenix *                                                         200                        7

Alkermes *                                                      1,400                       37

Amgen *                                                         1,900                      107

Cephalon *                                                        776                       59

COR Therapeutics *                                                400                        9

Cubist Pharmaceuticals *                                          300                       11

CV Therapeutics *                                                 200                       10

Deltagen *                                                        400                        4

Exelixis *                                                        100                        2

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Genentech *                                                     1,200                     $ 65

Gilead Sciences *                                                 200                       13

IDEC Pharmaceuticals *                                          1,100                       76

Incyte Genomics *                                                 400                        8

MedImmune *                                                     3,400                      157

Neose Technologies *                                              100                        4

Neurocrine Biosciences *                                          500                       26

NPS Pharmaceuticals *                                             600                       23

OSI Pharmaceuticals *                                             200                        9

QIAGEN (EUR) *                                                    297                        5

Regeneron Pharmaceuticals *                                       300                        8

Telik *                                                           200                        3

Triangle Pharmaceuticals *                                      1,600                        7

Trimeris *                                                        400                       18

Versicor *                                                        700                       14

Vertex Pharmaceuticals *                                          348                        8

ViroPharma *                                                      400                        9

                                                                                           699

Health Care Equipment & Supplies 0.7%
Baxter International                                            3,700                      198

Disetronic (CHF)                                                   55                       46

Edwards Lifesciences *                                          1,300                       36

Guidant *                                                       1,600                       80

Inhale Therapeutic Systems *                                      900                       17

Medtronic                                                         900                       46

Mentor                                                            100                        3

Nobel Biocare (SEK)                                               217                        9

Radiometer (DKK)                                                  600                       19

Serologicals *                                                  1,000                       21

Sola *                                                          1,900                       37

Steris *                                                        1,300                       24

Tecan (CHF)                                                       528                       35

Waters Corporation *                                            3,000                      116

Wilson Greatbatch Technologies *                                1,000                       36

                                                                                           723

Health Care Providers & Services 1.3%
AmeriPath *                                                     1,500                       48

AmerisourceBergen                                               1,300                       83

AMN Healthcare Services *                                         100                        3

Cardinal Health                                                   800                       52

Cross Country *                                                   600                       16

HCA-Healthcare                                                  2,200                       85

Henry Schein *                                                    700                       26

Hooper Holmes                                                   3,600                       32

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Laboratory Corporation of America *                               800                     $ 65

Lifeline Systems *                                                700                       16

Lincare Holdings *                                              1,600                       46

Maximus *                                                       1,700                       72

Orthodontic Centers of America *                                  700                       21

Renal Care *                                                      950                       30

Tenet Healthcare *                                                700                       41

Unilab *                                                          600                       15

UnitedHealth                                                    6,500                      460

Wellpoint Health Networks *                                     2,200                      257

                                                                                         1,368

Pharmaceuticals 4.8%
Abbott Laboratories                                             3,900                      217

Allergan                                                        1,900                      143

American Home Products                                         16,780                    1,030

AstraZeneca (GBP)                                               2,810                      127

Aventis (EUR)                                                   3,252                      231

Biovail *                                                         800                       45

Eisai (JPY)                                                     2,000                       50

Eli Lilly                                                         400                       31

Forest Laboratories *                                             900                       74

GlaxoSmithKline (GBP)                                           8,881                      222

GlaxoSmithKline ADR                                             4,000                      199

Guilford Pharmaceuticals *                                        100                        1

Hoechst (EUR)                                                     877                       39

Johnson & Johnson                                               6,360                      376

King Pharmaceuticals *                                          1,766                       74

Kyorin (JPY)                                                    1,000                       26

Medicines *                                                       500                        6

Mochida Pharmaceutical (JPY)                                    3,000                       18

Novartis (CHF)                                                  9,205                      333

Noven Pharmaceuticals *                                         1,600                       28

Novo Nordisk (Series B) (DKK)                                     607                       25

Pfizer                                                         18,975                      756

Pharmacia                                                       2,618                      112

Schering-Plough                                                15,400                      551

Schwarz Pharma (EUR)                                              815                       21

Shire Pharmaceuticals (GBP) *                                   3,907                       49

Takeda Chemical Industries (JPY)                                3,000                      136

                                                                                         4,920

Total Health Care                                                                        7,710

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
INDUSTRIALS & BUSINESS SERVICES 8.5%
Aerospace & Defense 0.1%
Armor Holdings *                                                2,000                     $ 54

European Aeronautic
  Defense & Space (EUR)                                         2,092                       25

Thomson-CSF (EUR)                                               1,208                       42

                                                                                           121

Air Freight & Couriers 0.2%
C.H. Robinson Worldwide                                           600                       17

EGL *                                                             450                        6

Expeditors International
  of Washington                                                   800                       46

Forward Air *                                                   1,200                       41

TNT Post (EUR)                                                    929                       20

UTi Worldwide                                                   1,900                       37

                                                                                           167

Airlines 0.1%
Frontier Airlines *                                               300                        5

Midwest Express *                                               1,400                       20

Singapore Airlines (SGD)                                       11,000                       66

                                                                                            91

Building Products 0.1%
Dal-Tile International *                                        2,300                       54

Simpson Manufacturing *                                           700                       40

Trex *                                                            200                        4

Watsco                                                          2,000                       28

                                                                                           126

Commercial Services & Supplies 3.7%
Apollo (Class A) *                                              2,100                       95

Automatic Data Processing                                       2,980                      176

BISYS *                                                         1,000                       64

Brambles Industries (GBP) *                                    21,041                      104

Cendant *                                                       9,400                      184

Central Parking                                                 2,000                       39

CompX                                                           1,000                       13

Concord EFS *                                                   9,600                      315

Convergys *                                                       300                       11

Electro Rent *                                                  1,100                       14

F. Y. I. *                                                      1,600                       54

Factset Research Systems                                          900                       31

First Data                                                      5,734                      450

G&K Services (Class A)                                          1,200                       39

Global Payments                                                 1,300                       45

H&R Block                                                       9,700                      434

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Herman Miller                                                     600                     $ 14

Iron Mountain *                                                 1,700                       75

IT *                                                            1,800                        0

kforce.com *                                                      308                        2

Layne Christensen *                                               900                        7

McGrath Rent                                                      700                       26

Modis Professional Services *                                   2,800                       20

New England Business Service                                    2,000                       38

Paychex                                                           300                       10

R.R. Donnelley                                                 20,000                      594

Securitas (Series B) (SEK)                                      2,111                       40

Spherion *                                                        400                        4

Tetra Tech *                                                    2,890                       58

United Stationers *                                             1,900                       64

Waste Management                                               23,222                      741

Waterlink *                                                     1,300                        0

West Corporation *                                              1,000                       25

                                                                                         3,786

Construction & Engineering 0.1%
Daito Trust Construction (JPY)                                  3,600                       55

Eiffage (EUR)                                                     190                       12

Hochtief (EUR)                                                    936                       13

Insituform Technologies (Class A) *                             1,700                       43

Megachips (JPY)                                                 1,000                       31

                                                                                           154

Electrical Equipment 0.6%
A.O. Smith                                                      2,650                       52

ABB (CHF)                                                       6,947                       67

Alstom (EUR)                                                    1,585                       18

American Superconductor *                                         400                        5

Artesyn Technologies *                                          2,000                       19

Belden                                                          3,500                       82

Draka (EUR)                                                       381                       13

Fujikura (JPY)                                                 21,000                       79

Global Power Equipment *                                          100                        1

Johnson Electric (HKD)                                        126,600                      133

Mitsubishi Electric (JPY)                                      15,000                       58

PECO II *                                                         100                        1

Pirelli (EUR)                                                   9,358                       16

Sumitomo Electric
  Industries (JPY)                                             10,000                       70

Woodward Governor                                                 400                       23

                                                                                           637

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Industrial Conglomerates 1.8%
3M                                                              3,970                    $ 469

DCC (EUR)                                                       1,784                       19

GE                                                             14,100                      565

Hutchison Whampoa (HKD)                                        24,600                      238

Siemens (EUR)                                                   2,162                      143

Sonae (EUR)                                                    47,298                       34

Tyco International                                              7,052                      416

                                                                                         1,884

Machinery 0.9%
Actuant *                                                         620                       21

CUNO *                                                          1,100                       34

Danaher                                                         2,300                      139

Deere                                                           4,600                      201

Deutz (EUR) *                                                   6,000                        9

Harsco                                                          2,000                       69

IDEX                                                              300                       10

IMI (GBP)                                                      13,880                       54

NTN (JPY)                                                      12,000                       19

Pall                                                           11,000                      265

Reliance Steel & Aluminum                                         500                       13

Saurer (CHF) *                                                    423                        8

SKF (Series B) (SEK)                                            1,550                       30

Sulzer (CHF)                                                      105                       16

Tsubakimoto Chain (JPY)                                        10,000                       23

                                                                                           911

Marine 0.0%
International Shipholding                                         500                        3

Nippon Yusen (JPY)                                             16,000                       49

                                                                                            52

Road & Rail 0.7%
Arriva (GBP) *                                                 10,998                       54

Burlington Northern Santa Fe                                    7,700                      219

Heartland Express *                                               350                       10

Hub (Class A) *                                                   100                        1

Norfolk Southern                                               22,300                      409

Railtrack (GBP)                                                 5,089                        2

                                                                                           695

Trading Companies & Distributors 0.2%
ITOCHU (JPY)                                                    8,000                       18

Mitsubishi (JPY)                                               13,000                       84

MSC Industrial Direct (Class A) *                                 800                       16

Sumitomo (JPY)                                                 13,000                       60

                                                                                           178

Total Industrials & Business Services                                                    8,802

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
INFORMATION TECHNOLOGY 5.0%
Communications Equipment 1.3%
Alcatel (Series A) (EUR)                                        2,775                     $ 47

Black Box *                                                     1,100                       58

Brocade Communications Systems *                                  500                       16

Cisco Systems *                                                12,300                      223

Corning                                                        14,100                      126

Ditech Communications *                                           500                        3

Harmonic *                                                        900                       11

LM Ericsson (Class B) ADR                                      16,600                       87

Lucent Technologies                                            35,900                      226

Nokia ADR                                                      16,200                      397

Packeteer *                                                       500                        4

QUALCOMM *                                                      1,400                       71

Sagem (EUR)                                                       834                       51

Stratos Lightwave *                                             1,971                       12

Tandberg Television (NOK) *                                     3,045                       10

Tekelec *                                                         600                       11

                                                                                         1,353

Computers & Peripherals 0.1%
Dell Computer *                                                 2,600                       71

IBM                                                               300                       36

Sun Microsystems *                                              1,800                       22

                                                                                           129

Electronic Equipment & Instruments 0.7%
Analogic                                                        1,100                       42

Anritsu (JPY)                                                   1,000                        8

Benchmark Electronics *                                           300                        6

Epcos (EUR)                                                       359                       18

Flextronics *                                                   9,300                      223

Hitachi (JPY)                                                   3,000                       22

Hitachi ADR                                                       800                       58

KEMET *                                                           900                       16

Kyocera (JPY)                                                     600                       39

Littelfuse *                                                    2,300                       60

Lo-Jack *                                                       1,500                        8

LSI Industries                                                  1,650                       29

Methode Electronics (Class A)                                   2,700                       22

Newport                                                           300                        6

Omron (JPY)                                                     2,000                       27

Plexus *                                                        1,200                       32

Sanmina *                                                       1,100                       22

Symbol Technologies                                               800                       13

Technitrol                                                      1,600                       44

Woodhead Industries                                             2,000                       32

                                                                                           727

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Internet Software & Services 0.3%
Check Point Software Technologies *                               250                     $ 10

Digital Impact *                                                1,600                        2

Internet Security Systems *                                     1,700                       54

Keynote Systems *                                                 900                        8

MatrixOne *                                                     2,700                       35

Netegrity *                                                     1,500                       29

Register.com *                                                    400                        5

Sonicwall *                                                       400                        8

Stellent *                                                        900                       27

VeriSign *                                                      3,200                      122

                                                                                           300

IT Consulting & Services 0.3%
Affiliated Computer
  Services (Class A) *                                            900                       96

Analysts                                                        1,800                        7

AnswerThink *                                                   1,300                        9

CACl (Class A) *                                                  600                       24

Cap Gemini (EUR)                                                  713                       51

EDB Business Partner (NOK) *                                    2,490                       14

Electronic Data Systems                                         1,200                       82

Getronics (EUR)                                                 1,147                        4

ITOCHU (JPY)                                                      200                        8

Renaissance Learning *                                            500                       15

Teleplan (EUR) *                                                  199                        3

Thiel Logistik (EUR)                                              978                       19

                                                                                           332

Office Electronics 0.2%
Canon (JPY)                                                     4,000                      138

Zebra Technologies (Class A) *                                    300                       16

                                                                                           154

Semiconductor Equipment & Products 0.9%
Advantest (JPY)                                                   400                       23

Altera *                                                        1,500                       32

Analog Devices *                                                2,700                      120

Applied Materials *                                             1,700                       68

ASM Lithography (EUR) *                                           725                       13

ATMI *                                                          1,400                       33

Brooks Automation *                                               700                       28

Cabot Microelectronics *                                          700                       56

Exar *                                                          1,100                       23

hi/fn *                                                           600                        9

Intel                                                           3,500                      110

KLA-Tencor *                                                      300                       15

Maxim Integrated Products *                                     4,500                      236

MKS Instruments *                                               1,500                       41

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

Pixelworks *                                                    1,000                     $ 16

QLogic *                                                          600                       27

QuickLogic *                                                    1,100                        5

Samsung Electronics (KRW)                                         100                       21

Sez (CHF)                                                         300                       14

Sipex *                                                           800                       10

Texas Instruments                                                 900                       25

Xilinx *                                                          500                       20

                                                                                           945

Software 1.2%
Activision *                                                      550                       14

Actuate *                                                       1,300                        7

Adobe Systems                                                   1,000                       31

Amdocs *                                                          300                       10

Autonomy (GBP) *                                                1,609                        8

Concord Communications *                                          100                        2

Electronic Arts *                                                 300                       18

Enix (JPY)                                                      3,000                       55

Jack Henry & Associates                                         1,100                       24

Lion Bioscience (EUR) *                                           815                       13

Magma Design Automation *                                         200                        6

Mercury Interactive *                                             600                       20

Microsoft *                                                     8,440                      559

NetIQ *                                                           984                       35

Novell *                                                          534                        3

Oracle *                                                        1,100                       15

Progress Software *                                             3,000                       52

Quest Software *                                                1,000                       22

Sage (GBP)                                                     12,141                       40

SAP (EUR)                                                         306                       40

Siebel Systems *                                                1,600                       45

SPSS *                                                            900                       16

Trend Micro (JPY)                                               1,000                       24

Verisity *+                                                       500                       10

VERITAS Software *                                              1,375                       62

Verity *                                                        2,000                       41

Wind River Systems *                                            1,800                       32

                                                                                         1,204

Total Information Technology                                                             5,144

MATERIALS 3.4%
Chemicals 1.6%
Airgas *                                                        2,300                       35

Arch Chemicals                                                  1,800                       42

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands

BASF (EUR)                                                      2,721                    $ 101

Dow Chemical                                                    8,300                      280

DuPont                                                          3,884                      165

Ferro                                                             100                        3

Great Lakes Chemical                                            8,410                      204

Hercules *                                                     21,600                      216

International Flavors & Fragrances                             11,800                      351

MacDermid                                                         200                        3

Material Sciences *                                             1,500                       15

Mitsubishi Gas Chemical (JPY)                                   8,000                       11

Rhodia (EUR)                                                    1,477                       12

Shin-Etsu Chemical (JPY)                                        2,000                       72

Teijin (JPY)                                                   14,000                       54

Unibanco GDR                                                    2,700                       60

                                                                                         1,624

Construction Materials 0.2%
Cemex Participating Certificates
  (Represents 2 Series A and
  1 Series B shares) (MXN)                                     17,258                       87

Ciments Francais (EUR)                                            753                       32

Heidelberger Zement (EUR)                                         579                       28

Malayan Cement (MYR)                                            7,500                        2

RMC (GBP)                                                       7,488                       67

U.S. Aggregates *                                                 200                        0

                                                                                           216

Containers & Packaging 0.0%
Ivex Packaging *                                                2,200                       42

Smurfit-Stone Container *                                         300                        5

                                                                                            47

Metals & Mining 1.1%
Alcoa                                                          10,868                      386

Companhia Vale do Rio Doce ADR                                  3,000                       71

Elkem (NOK)                                                       732                       12

Gibraltar Steel                                                   500                        9

Lihir Gold (AUD) *                                             29,900                       18

Newmont Mining                                                    598                       12

NN Ball & Roller                                                  900                       10

Pechiney (EUR)                                                    681                       35

Phelps Dodge                                                   10,800                      350

Rio Tinto (AUD)                                                 7,200                      137

Sumitomo Metal Mining (JPY)                                     7,000                       23

Union Miniere (EUR)                                             1,300                       51

                                                                                         1,114

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Paper & Forest Products 0.5%
Buckeye Technologies *                                          2,500                     $ 29

Georgia-Pacific                                                 3,917                      108

Kimberly-Clark de Mexico
  (Class A) (MXN)                                              30,200                       91

Sumitomo Forestry (JPY)                                         5,000                       26

Svenska Cellulosa (Series B) (SEK)                              1,649                       45

Weyerhaeuser                                                    4,800                      260

                                                                                           559

Total Materials                                                                          3,560

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 1.8%
AT&T                                                            7,479                      136

BellSouth                                                       3,600                      137

Colt Telecom (GBP) *                                            3,218                        5

Deutsche Telekom (EUR)                                          5,242                       90

France Telecom ADR                                              1,800                       72

Kingston Commerce Hull (GBP) *                                 22,964                       39

KPN (EUR) *                                                     2,057                       10

KPNQwest (EUR) *                                                  504                        4

Pacific Century CyberWorks ADR *                                1,722                        5

Portugal Telecom (EUR) *                                        4,813                       38

SBC Communications                                              6,620                      259

Singapore Telecommunications (SGD)                             44,000                       42

Sonera (EUR)                                                    2,200                       11

Sprint                                                         17,000                      341

Swisscom (CHF)                                                    201                       56

TDC A/S (DKK)                                                   1,518                       54

Telebras ADR                                                    1,600                       64

Telecom Corp. of New Zealand (NZD)                             10,000                       21

Telecom Corp. of New Zealand ADR                                1,000                       17

Telecom Italia (Ordinary shares) (EUR)                          8,532                       74

Telefonica ADR                                                  4,151                      166

Telefonos de Mexico (Telmex) (Class L) ADR                      4,800                      168

Telstra (AUD)                                                  15,000                       42

WorldCom *                                                      1,000                       14

                                                                                         1,865

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Wireless Telecommunication Services 1.4%
AirGate PCS *                                                     300                     $ 14

America Movil (Series L) ADR                                    5,200                      101

American Tower Systems (Class A) *                                200                        2

Bouygues (EUR)                                                  1,255                       41

Debitel (EUR)                                                   1,530                       26

KDDI (JPY)                                                         11                       21

NTT DoCoMo (JPY)                                                    7                       82

Rural Cellular (Class A) *                                        100                        2

Sprint PCS *                                                    7,100                      173

Telecom Italia Mobile (EUR)                                    24,548                      137

Vodafone (GBP)                                                 34,693                       91

Vodafone ADR                                                   26,900                      691

Western Wireless (Class A) *                                      500                       14

                                                                                         1,395

Total Telecommunication Services                                                         3,260

UTILITIES 1.6%
Electric Utilities 1.5%
Calpine, (144A) *                                                 600                       10

Cleco                                                           5,700                      125

E.On (EUR)                                                      2,462                      128

Electrobras ADR                                                 7,900                       53

Exelon                                                          5,375                      257

FirstEnergy                                                     8,587                      300

Hong Kong Electric (HKD)                                       15,000                       56

Iberdrola (EUR)                                                11,985                      156

Innogy (GBP)                                                   23,170                       65

MVV Energie (EUR)                                                 751                       10

Shikoku Electric Power (JPY)                                    1,600                       24

Tokyo Electric Power (JPY)                                      5,100                      109

TXU                                                             3,940                      186

Unisource Energy                                                  700                       13

                                                                                         1,492

Gas Utilities 0.1%
El Paso                                                         1,600                       71

                                                                                            71

Multi-Utilities 0.0%
Suez (EUR)                                                      2,235                       68

                                                                                            68

Water Utilities 0.0%
Severn Trent (GBP)                                              6,495                       68

                                                                                            68

Total Utilities                                                                          1,699

Total Common Stocks (Cost $59,141)                                                      63,042

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
PREFERRED STOCKS 0.0%
Anvil (Series B) *                                              1,125                     $ 17

Total Preferred Stocks (Cost $15)                                                           17

Corporate Bonds 15.3%
Actuant
  Sr. Sub. Notes
    13.00%, 5/1/09                                             75,000                       81

Adelphia Communications
  Sr. Notes
    9.375%, 11/15/09                                           75,000                       72

    10.875%, 10/1/10                                           75,000                       77

Advance Stores
  Sr. Sub. Notes
    10.25%, 4/15/08                                            25,000                       25

    (144A) 10.25%, 4/15/08                                     50,000                       51

AFC Enterprises
  Sr. Sub. Notes
    10.25%, 5/15/07                                            75,000                       78

AFLAC
  Sr. Notes
    6.50%, 4/15/09                                            135,000                      135

AGCO
  Sr. Notes
    9.50%, 5/1/08 +                                            25,000                       26

Ainsworth Lumber
  Sr. Sub. Notes, (144A)
    13.875%, 7/15/07                                           25,000                       25

Airgate PCS
  Sr. Sub. Notes, STEP
    0%, 10/1/09                                                50,000                       38

AK Steel
  Sr. Notes
    9.125%, 12/15/06                                           75,000                       77

Alaska Communications Systems
  Sr. Sub. Notes
    9.375%, 5/15/09                                           100,000                       99

Alcoa
  Sr. Notes
    6.00%, 1/15/12                                            150,000                      148

Alliant Techsystems
  Sr. Sub. Notes
    8.50%, 5/15/11                                             75,000                       78

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Allied
  Sr. Notes
    8.625%, 10/1/07                                            75,000                     $ 32

American Builders & Contractors Supply
  Sr. Sub. Notes
    10.625%, 5/15/07                                          100,000                      100

American Cellular
  Sr. Sub. Notes
    9.50%, 10/15/09                                            75,000                       73

American Electric Power
  Sr. Notes
    6.125%, 5/15/06                                            60,000                       61

American General Finance
  Sr. Notes
    5.875%, 7/14/06                                           250,000                      255

American Standard
  Sr. Notes
    7.625%, 2/15/10                                            50,000                       50

    9.25%, 12/1/16                                             19,000                       19

Amerigas Partners
  Sr. Notes
    10.00%, 4/15/06                                           100,000                      105

AmerisourceBergen
  Sr. Notes, (144A)
    8.125%, 9/1/08                                            100,000                      104

Ameristar Casinos
  Sr. Sub. Notes
    10.75%, 2/15/09                                            75,000                       81

Anteon
  Sr. Sub. Notes
    12.00%, 5/15/09                                            50,000                       54

AOL Time Warner
  Sr. Notes
    7.625%, 4/15/31                                           105,000                      110

Applied Extrusion Technologies
  Sr. Notes
    10.75%, 7/1/11                                             50,000                       54

Argosy Gaming
  Sr. Sub. Notes
    10.75%, 6/1/09                                             50,000                       55

Armkel
  Sr. Sub. Notes, (144A)
    9.50%, 8/15/09                                             50,000                       53

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Arvin
  Sr. Notes
    7.125%, 3/15/09                                            50,000                     $ 46

Asat Finance
  Sr. Notes
    12.50%, 11/1/06                                            48,750                       33

Associated Materials
  Sr. Sub. Notes
    9.25%, 3/1/08                                             100,000                      102

AT&T
  Sr. Notes, (144A)
    8.00%, 11/15/31                                            90,000                       94

:Avis
  Sr. Sub. Notes
    11.00%, 5/1/09                                             75,000                       79

B&G Foods
  Sr. Sub. Notes
    9.625%, 8/1/07                                             25,000                       24

Bally Total Fitness
  Sr. Sub. Notes
    9.875%, 10/15/07                                          200,000                      204

Bank Hawaii
  Sr. Sub. Notes
    6.875%, 3/1/09                                             50,000                       47

Barclays
  Sr. Sub Notes
    7.40%, 12/15/09                                           115,000                      124

Bellsouth
  Sr. Notes
    6.875%, 10/15/31                                           75,000                       76

Bethlehem Steel
  Sr. Notes
    10.375%, 9/1/03                                            50,000                        5

Better Minerals & Aggregates
  Sr. Sub. Notes
    13.00%, 9/15/09                                            25,000                       21

BWAY
  Sr. Sub. Notes
    10.25%, 4/15/07                                            50,000                       51

Canwest Media
  Sr. Sub. Notes
    10.625%, 5/15/11                                           25,000                       27

Capital One Bank
  Sr. Notes
    8.25%, 6/15/05                                            150,000                      155

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Cendant
  Sr. Notes
    7.75%, 12/1/03                                             25,000                     $ 25

Centerpoint Properties
  Sr. Notes
    7.90%, 1/15/03                                            250,000                      261

Charter Communications
  Sr. Disc Notes, STEP
    0%, 1/15/11                                                50,000                       33

  Sr. Notes
Zero Coupon, 5/15/11                                           25,000                       15
10.00%, 5/15/11                                                25,000                       25

    11.125%, 1/15/11                                           25,000                       27

Cinemark USA
  Sr. Sub. Notes
    8.50%, 8/1/08                                              50,000                       46

Clear Channel Communications
  Sr. Notes
    7.875%, 6/15/05                                           135,000                      141

CMS Energy
  Sr. Notes
    9.875%, 10/15/07                                           75,000                       79

Coinmach
  Sr. Notes
    11.75%, 11/15/05                                           50,000                       52

Comcast Cable Communications
  Sr. Notes
    6.75%, 1/30/11                                            150,000                      151

Container Corp. of America
  Sr. Notes
    9.75%, 4/1/03                                              50,000                       50

    10.75%, 5/1/02                                             25,000                       25

Cott
  Sr. Notes
    8.50%, 5/1/07                                              50,000                       53

    9.375%, 7/1/05                                             50,000                       51

Cott Beverages
  Sr. Sub. Notes, (144A)
    8.00%, 12/15/11                                            75,000                       73

Cross Timbers Oil
  Sr. Sub. Notes
    8.75%, 11/1/09                                             50,000                       52

CSC
  Sr. Notes
    7.875%, 2/15/18                                           100,000                       96

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
CSK Auto
  Sr. Notes, (144A)
    12.00%, 6/15/06                                            25,000                     $ 25

CSX
  Sr. Notes
    7.95%, 5/1/27                                              75,000                       83

Dan River
  Sr. Sub. Notes
    10.125%, 12/15/03                                         100,000                       40

Delhaize America
  Sr. Notes
    8.125%, 4/15/11                                            70,000                       77

Dimon
  Sr. Notes, (144A)
    9.625%, 10/15/11                                           50,000                       52

Dobson Communications
  Sr. Notes
    10.875%, 7/1/10                                            50,000                       52

Dow Chemical
  Sr. Notes
    6.125%, 2/1/11                                             250,000                     252

Dyersburg
  Sr. Sub. Notes
    9.75%, 9/1/07 *                                            50,000                        1

Dyncorp
  Sr. Sub. Notes
    9.50%, 3/1/07                                              50,000                       51

Eastman Kodak
  Sr. Notes
    6.375%, 6/15/06                                            20,000                       19

Echostar DBS
  Sr. Notes
    9.375%, 2/1/09                                             50,000                       52

El Paso Energy Partners
  Sr. Sub. Notes
    8.50%, 6/1/11                                              75,000                       76

Energy East
  Sr. Notes
    5.75%, 11/15/06                                            60,000                       58

Equistar Chemicals/Funding
  Sr. Notes
    10.125%, 9/1/08                                           100,000                      101

Erac USA Finance
  Sr. Notes, (144A)
    8.00%, 1/15/11                                             95,000                       96

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Exelon
  Sr. Notes, (144A)
    6.95%, 6/15/11                                             60,000                     $ 61

Fairchild Semiconductor
  Sr. Sub. Notes
    10.50%, 2/1/09                                            100,000                      106

Fairfax Financial
  Sr. Notes
    8.25%, 10/1/15                                            115,000                       69

Federated Department Stores
  Sr. Notes
    6.625%, 4/1/11                                            115,000                      113

First Energy (Series C)
  Sr. Notes
    7.375%, 11/15/31                                          150,000                      146

Fleetboston Financial
  Sr. Notes
    4.875%, 12/1/06                                           150,000                      147

Flextronics
  Sr. Sub. Notes
    9.875%, 7/1/10                                             75,000                       80

Foodmaker
  Sr. Notes
    9.75%, 11/1/03                                            125,000                      127

Ford Motor Credit
  Sr. Notes
    5.80%, 1/12/09                                            250,000                      227

Four M
  Sr. Notes
    12.00%, 6/1/06                                             75,000                       74

France Telecom
  Sr. Notes, (144A)
    7.20%, 3/1/06                                             150,000                      158

Fresenius
  Sr. Notes
    7.875%, 2/1/08                                             50,000                       50

Frontiervision
  Sr. Sub. Notes
    11.00%, 10/15/06                                           50,000                       52

Geophysique
  Sr. Notes
    10.625%, 11/15/07                                          50,000                       51

GMAC
  Sr. Notes
    6.875%, 9/15/11                                           190,000                      186

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Goldman Sachs
  Sr. Notes
    6.875%, 1/15/11                                           200,000                    $ 207

Hanover Equipment Trust
  Sr. Notes, (144A)
    8.50%, 9/1/08                                              25,000                       26

Harrah's Entertainment
  Sr. Sub Notes
    7.875%, 12/15/05                                           75,000                       77

Hartford Life
  Sr. Notes
    6.90%, 6/15/04                                            150,000                      158

Hasbro
  Sr. Notes
    6.60%, 7/15/28                                             25,000                       19

    8.50%, 3/15/06                                             25,000                       25

Hercules
  Sr. Notes
    11.125%, 11/15/07                                          45,000                       47

Hollywood Park
  Sr. Sub. Notes
    9.25%, 2/15/07                                             50,000                       43

Host Marriott LP
  Sr. Notes, (144A)
    9.50%, 1/15/07                                             50,000                       50

Hutchison Whampoa
  Sr. Notes, (144A)
    7.00%, 2/16/11                                             85,000                       87

Insight Health Services
  Sr. Sub. Notes, (144A)
    9.875%, 11/1/11                                            50,000                       52

International Game Technology
  Sr. Notes
    8.375%, 5/15/09                                           150,000                      158

International Wire
  Sr. Notes
    11.75%, 6/1/05                                            100,000                       83

Intertek Finance
  Sr. Notes
    10.25%, 11/1/06                                            25,000                       25

IPC Acquisition
  Sr. Sub. Notes, (144A)
    11.50%, 12/15/09                                           50,000                       50

Iron Mountain
  Sr. Sub. Notes
    8.625%, 4/1/13                                            100,000                      103

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Isle of Capris Casinos
  Sr. Sub. Notes
    8.75%, 4/15/09                                             25,000                     $ 24

Jitney-Jungle Stores
  Sr. Notes
    12.00%, 3/1/06 *                                           75,000                        0

Jostens
  Sr. Sub. Notes
    12.75%, 5/1/10                                             75,000                       84

Kinetic Concepts
  Sr. Sub. Notes
    9.625%, 11/1/07                                            25,000                       25

Koppers
  Sr. Sub. Notes
    9.875%, 12/1/07                                            75,000                       73

Kraft Foods
  Sr. Notes
    4.625%, 11/1/06                                           105,000                      103

L-3 Communications
  Sr. Sub Notes
    10.375%, 5/1/07                                            50,000                       54

Lamar Media
  Sr. Sub. Notes
    8.625%, 9/15/07                                            50,000                       52

Land O' Lakes
  Sr. Notes, (144A)
    8.75%, 11/15/11                                            25,000                       24

Lear
  Sr. Notes
    8.11%, 5/15/09                                             50,000                       50

Lehman Brothers
  Sr. Notes
    7.875%, 8/15/10                                           130,000                      142

Lennar (Series B)
  Sr. Notes
    9.95%, 5/1/10                                              50,000                       55

LifePoint Hospitals
  Sr. Sub. Notes
    10.75%, 5/15/09                                           150,000                      169

Lin Television
  Sr. Notes
    8.00%, 1/15/08                                             75,000                       77

Luigino's
  Sr. Sub. Notes
    10.00%, 2/1/06                                             50,000                       49

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Luscar Coal
  Sr. Notes, (144A)
    9.75%, 10/15/11                                            25,000                     $ 26

Lyondell Chemical
  Sr. Notes
    (144A) 9.50%, 12/15/08                                     25,000                       25

    9.875%, 5/1/07                                             50,000                       50

  Sr. Sub. Notes
    10.875%, 5/1/09                                            25,000                       23

MacDermid
  Sr. Sub. Notes
    9.125%, 7/15/11                                            75,000                       76

MBNA America Bank
  Sr. Notes
    6.50%, 6/20/06                                            150,000                      149

McCormick
  Sr. Notes
    6.40%, 2/1/06                                             125,000                      128

Mediacom Broadband
  Sr. Notes
    11.00%, 7/15/13                                            50,000                       55

Mikohn Gaming
  Sr. Notes, (144A)
    11.875%, 8/15/08                                           25,000                       24

Mirant Americas Generation
  Sr. Notes
    8.30%, 5/1/11                                              40,000                       36

Morgan Stanley Dean Witter
  Sr. Notes
    6.10%, 4/15/06                                            200,000                      206

Norfolk Southern
  Sr. Notes
    7.25%, 2/15/31                                             75,000                       77

Nortek (Series B)
  Sr. Sub. Notes
    9.875%, 6/15/11                                            75,000                       74

Northern Trust
  Sr. Notes
    6.65%, 11/9/04                                            250,000                      264

Northrop Grumman
  Sr. Notes
    7.125%, 2/15/11                                            70,000                       73

OM
  Sr. Sub. Notes, (144A)
    9.25%, 12/15/11                                            25,000                       25

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Omnicare
  Sr. Sub. Notes
    8.125%, 3/15/11                                            50,000                     $ 52

Orange
  Sr. Notes
    9.00%, 6/1/09                                             150,000                      157

Orion Power
  Sr. Notes
    12.00%, 5/1/10                                             50,000                       58

Packaged Ice
  Sr. Sub. Notes
    9.75%, 2/1/05                                              25,000                       18

Packaging Corp. of America
  Sr. Sub. Notes
    9.625%, 4/1/09                                            150,000                      164

Paxson Communications
  Sr. Sub. Notes
    10.75%, 7/15/08                                            50,000                       52

Pegasus Satellite
  Sr. Notes
    12.375%, 8/1/06                                            25,000                       25

Pennzoil Quaker State
  Sr. Notes, (144A)
    10.00%, 11/1/08                                            25,000                       26

PG&E National Energy
  Sr. Notes
    10.375%, 5/16/11                                          125,000                      130

Phelps Dodge
  Sr. Notes
    8.75%, 6/1/11                                             125,000                      121

PHH
  Sr. Notes
    8.125%, 2/3/03                                             85,000                       88

Plastipak
  Sr. Notes, (144A)
    10.75%, 9/1/11                                             25,000                       26

Playtex Products
  Sr. Sub. Notes
    9.375%, 6/1/11                                            100,000                      105

PNC Funding
  Sr. Notes
    5.75%, 8/1/06                                             140,000                      142

PPL Energy Supply
  Sr. Notes, (144A)
    6.40%, 11/1/11                                             75,000                       70

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Pride Petroleum Services
  Sr. Notes
    9.375%, 5/1/07                                             75,000                     $ 78

Principal Mutual
  Capital Notes, (144A)
    8.00%, 3/1/44                                             150,000                      138

Quebecor Media
  Sr. Notes
    11.125%, 7/15/11                                           25,000                       27

Qwest Capital Funding
  Sr. Notes
    7.25%, 2/15/11                                            130,000                      127

Radio One
  Sr. Sub. Notes
    8.875%, 7/1/11                                            100,000                      104

Riverwood International
  Sr. Notes
    10.25%, 4/1/06                                            150,000                      154

Rogers Wireless
    9.625%, 5/1/11                                             75,000                       78

Ryland
  Sr. Sub. Notes
    9.125%, 6/15/11                                            75,000                       77

Salem Communications
  Sr. Sub. Notes
    9.00%, 7/1/11                                              50,000                       52

SBC Communications
  Sr. Notes
    6.25%, 3/15/11                                            150,000                      152

Schuff Steel
  Sr. Notes
    10.50%, 6/1/08                                             25,000                       24

Scotland International Finance
  Sr. Sub. Notes
    6.50%, 2/15/11 +                                          100,000                       99

Sealy Mattress
  Sr. Sub. Notes, (144A)
    9.875%, 12/15/07                                           25,000                       25

Sempra Energy
  Sr. Notes
    6.80%, 7/1/04                                             150,000                      154

Simon Debartolo
  Sr. Notes
    6.875%, 11/15/06                                           90,000                       92

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Sinclair Broadcast
  Sr. Sub. Notes
    8.75%, 12/15/07                                            75,000                     $ 75

SITEL
  Sr. Sub. Notes
    9.25%, 3/15/06                                             50,000                       40

Six Flags Entertainment
  Sr. Notes
    8.875%, 4/1/06                                             75,000                       75

Speedway Motorsports
  Sr. Sub. Notes
    8.50%, 8/15/07                                            150,000                      153

Sprint Capital
  Sr. Notes
    7.625%, 1/30/11                                           175,000                      184

State Street
  Sr. Sub. Notes
    7.65%, 6/15/10                                             70,000                       75

Sun International Hotels
  Sr. Sub. Notes
    8.875%, 8/15/11                                           100,000                       95

Sun Media
  Sr. Sub. Notes
    9.50%, 2/15/07                                             50,000                       51

TeleWest Communications
  Sr. Notes, STEP
    11.00%, 10/1/07                                            50,000                       36

Terex (Series B)
  Sr. Sub. Notes
    10.375%, 4/1/11                                            25,000                       26

Transwestern
  Sr. Notes, STEP
    0%, 11/15/08                                               25,000                       21

Triad Hospitals
  Sr. Notes
    8.75%, 5/1/09                                              25,000                       26

  Sr. Sub. Notes
    11.00%, 5/15/09                                            75,000                       82

Triton PCS, Sr. Sub. Notes
  STEP, 0%, 5/1/08                                            125,000                      113

    (144A) 8.75%, 11/15/11                                     75,000                       75

Tyco
  Sr. Notes
    5.80%, 8/1/06                                             150,000                      150

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
Union Pacific
  Sr. Notes
    6.65%, 1/15/11                                            130,000                    $ 133

Universal Compression
  Sr. Notes, STEP
    0%, 2/15/08                                               100,000                       94

Verizon Global Funding
  Sr. Notes
    7.25%, 12/1/10                                            150,000                      160

Verizon Wireless
  Sr. Notes, (144A)
    5.375%, 12/15/06                                          135,000                      134

VoiceStream Wireless
  Sr. Notes
    10.375%, 11/15/09                                          65,000                       74

Wal-Mart Stores
  Sr. Notes
    5.45%, 8/1/06                                              35,000                       36

WCI Communities
  Sr. Sub. Notes
    10.625%, 2/15/11                                           50,000                       52

Western Wireless
  Sr. Sub. Notes
    10.50%, 2/1/07                                             50,000                       52

Westinghouse Air Brake
  Sr. Notes
    9.375%, 6/15/05                                            50,000                       51

Weyerhaeuser
  Sr. Notes, (144A)
    5.95%, 11/1/08                                            140,000                      136

Williams Companies
  Sr. Notes
    7.125%, 9/1/11                                             95,000                       95

Williams Scotsman
  Sr. Notes
    9.875%, 6/1/07                                             50,000                       50

Worldcom
  Sr. Notes
    7.50%, 5/15/11                                            120,000                      123

Total Corporate Bonds (Cost $15,901)                                                    15,825

CONVERTIBLE BONDS 0.0%
Calpine, (144A)
  4.00%, 12/26/06                                              12,000                       14

Total Convertible Bonds (Cost $12)                                                          14

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
ASSET-BACKED SECURITIES 2.3%
Chase Manhattan Auto Owner Trust
  3.75%, 5/15/08                                               73,000                     $ 72

  3.80%, 5/15/08                                              150,000                      146

CIT Equipment Collateral Trust
  6.93%, 7/20/11                                              250,000                      264

CIT RV Trust
  6.09%, 2/15/12                                              300,000                      307

Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                             150,000                      161

  7.45%, 9/15/07                                              125,000                      132

Continental Airlines, PTC
  7.568%, 12/1/06                                              50,000                       35

MBNA Credit Card Trust
  5.75%, 10/15/08                                             275,000                      282

Nissan Auto Receivables Owner Trust
  5.75%, 6/15/06                                              275,000                      286

Reliant Energy Transition Bond
  5.63%, 9/15/15                                              225,000                      217

Salomon Smith Barney RV Trust
  4.74%, 2/15/13                                              125,000                      125

Toyota Auto Receivables Owner Trust
  6.80%, 4/15/07                                              250,000                      262

USAA Auto Owner Trust
  3.20%, 2/15/06                                              100,000                       99

Total Asset-Backed Securities (Cost $2,352)                                              2,388

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.3%
Bankboston Home Equity Loan Trust
  6.35%, 2/25/13                                              141,663                      147

COMM 2000, CMO
  7.494%, 4/15/10                                             150,000                      160

GSR Mortgage Loan Trust, CMO, PTC
  Zero Coupon, 11/25/31                                       200,000                      197

JP Morgan Chase Commercial Mortgage Securities, CMO
  6.244%, 4/15/35                                             175,000                      178

  PTC, 6.26%, 3/15/33                                         250,000                      251

Mellon Residential Funding
  5.945%, 2/25/11                                             275,000                      282

Salomon Brothers Mortgage Securities VII, CMO
  6.226%, 12/18/35                                            150,000                      153

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost $1,346)                                                                            1,368

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.5%
Federal National Mortgage Assn.
  6.00%, 5/15/11 - 12/1/31                                  3,704,168                  $ 3,709

  6.25%, 2/1/11                                               145,000                      147

  6.50%, 7/25/16 - 5/25/28                                    767,875                      781

  7.00%, 12/1/15 - 5/1/31                                     779,968                      795

  7.125%, 1/15/30                                             455,000                      505

  TBA, 6.50% 4/1/29                                           525,000                      523

Government National Mortgage Assn.
  I
    6.00%, 4/15/26                                            407,851                      402

    6.50%, 3/15/26 - 5/15/29                                  628,144                      633

    7.00%, 12/15/27                                            77,627                       80

    7.50%, 7/15/25 - 9/15/29                                  156,607                      163

    8.00%, 10/15/25 - 6/15/26                                 155,523                      164

    8.50%, 12/15/24                                            15,083                       16

    11.50%, 11/15/19                                           15,328                       17

  II
    6.00%, 5/20/31                                            117,000                      115

    7.00%, 9/20/27                                            478,271                      489

  REMIC, 6.50%, 10/20/26                                      200,000                      204

Total U.S. Government
Mortgage-Backed Securities
(Cost $8,654)                                                                            8,743

                                                           Shares/Par                    Value
----------------------------------------------------------------------
                                                                                  In thousands
U.S. GOVERNMENT OBLIGATIONS/AGENCIES 8.9%
Federal Home Loan Mortgage
  CMO, 6.502%, 11/25/30                                       400,000                    $ 409

  6.75%, 3/15/31                                              165,000                      175

Tennessee Valley Auth.
  Sr. Notes
  5.88%, 4/1/36                                               600,000                      635

U.S. Treasury Bonds
  6.00%, 2/15/26                                               45,000                       46

  6.25%, 8/15/23 - 5/15/30                                    480,000                      509

  6.75%, 8/15/26                                            2,375,000                    2,678

  7.50%, 11/15/16                                             125,000                      148

U.S. Treasury Notes
  3.50%, 11/15/06                                              50,000                       48

  4.25%, 11/15/03                                           3,320,000                    3,395

  4.625%, 5/15/06                                             915,000                      928

  5.625%, 5/15/08                                              25,000                       26

  5.875%, 11/15/04                                            215,000                      228

Total U.S. Government
Obligations/Agencies (Cost $8,886)                                                       9,225

SHORT-TERM INVESTMENTS 3.4%
Money Market Fund 3.4%
T. Rowe Price Reserve Investment Fund
  2.43% #                                                   3,520,741                  $ 3,521

Total Short-Term Investments
(Cost $3,521)                                                                            3,521

#  Seven-day yield
  *  Non-income producing

  + Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at year-end amounts to $125,000 and represents 0.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.8% of net assets

ADR      American Depository Receipts
CMO      Collateralized Mortgage Obligation
GDR      Global Depository Receipts
PTC      Pass-Through Certificate
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit

     STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA      To Be Announced security was purchased on a forward commitment basis
AUD      Australian dollar
CHF      Swiss franc
DKK      Danish krone
EUR      Euro
GBP      British pound
HKD      Hong Kong dollar
JPY      Japanese yen
KRW      South Korean won
MXN      Mexican peso
MYR      Malaysian ringgit
NOK      Norwegian krone
NZD      New Zealand dollar
SEK      Swedish krona
SGD      Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001
                                                                                         Value
----------------------------------------------------------------------
                                                                                  In thousands
Total Investments in Securities
100.7% of Net Assets (Cost $99,828)                                                  $ 104,143

Futures Contracts
                                                                 Contract            Unrealized
                                            Expiration           Value               Gain (Loss)
                                            ---------            -----------         ----------
Short, 3 Five year U.S.
Treasury Note contracts
$4,000 of U.S. Treasury Notes
pledged as initial margin                   3/02                 $ (317)             $ (2)

Short, 3 Ten year U.S.
Treasury Note contracts
$5,500 of U.S. Treasury Notes
pledged as initial margin                   3/02                 (315)               6

Long, 2 Thirty year U.S.
Treasury Note contracts
$5,000 of U.S. Treasury Notes
pledged as initial margin                   3/02                 203                 6

Net payments (receipts) of
variation margin to date                    (11)

Variation margin receivable (payable) on open
futures contracts                                                                          (1)

Other Assets Less Liabilities                                                            (729)

NET ASSETS                                                                           $ 103,413
                                                                                     ---------
Net Assets Consist of:
Undistributed net investment income (loss)                                                $ 13
Undistributed net realized gain (loss)                                                 (1,596)
Net unrealized gain (loss)                                                               4,324

Paid-in-capital applicable to 7,024,089
shares of $0.0001 par value
capital stock outstanding; 1,000,000,000
shares of the Corporation authorized                                                   100,672

NET ASSETS                                                                           $ 103,413
                                                                                     ---------

NET ASSET VALUE PER SHARE                                                              $ 14.72
                                                                                      --------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
                                                                                    Year
                                                                                   Ended
                                                                                12/31/01
Investment Income (Loss)
Income
  Interest                                                                       $ 2,836
  Dividend                                                                         1,123
  Other                                                                               20

  Total income                                                                     3,979

Expenses
  Investment management and administrative                                           940

Net investment income (loss)                                                       3,039

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                                     (1,343)
  Futures                                                                             18
  Foreign currency transactions                                                     (18)

  Net realized gain (loss)                                                       (1,343)

Change in net unrealized gain (loss)
  Securities                                                                     (4,443)
  Futures                                                                             10
  Other assets and liabilities
  denominated in foreign currencies                                                  (1)

  Change in net unrealized gain (loss)                                           (4,434)

Net realized and unrealized gain (loss)                                          (5,777)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                         $ (2,738)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands
                                                                 Year
                                                                Ended
                                                             12/31/01                 12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                $ 3,039                  $ 3,237
  Net realized gain (loss)                                    (1,343)                    4,524
  Change in net unrealized gain (loss)                        (4,434)                  (1,924)

  Increase (decrease) in net assets
  from operations                                             (2,738)                    5,837

Distributions to shareholders
  Net investment income                                       (3,011)                  (3,182)
  Net realized gain                                                 -                  (5,517)

  Decrease in net assets from
  distributions                                               (3,011)                  (8,699)

Capital share transactions *
  Shares sold                                                  13,305                   35,477
  Distributions reinvested                                      3,011                    8,699
  Shares redeemed                                            (16,867)                 (16,860)

  Increase (decrease) in net assets
  from capital
  share transactions                                            (551)                   27,316

Net Assets
Increase (decrease) during period                             (6,300)                   24,454
Beginning of period                                           109,713                   85,259

End of period                                               $ 103,413                $ 109,713
                                                            ---------                ---------
*Share information
  Shares sold                                                     898                    2,235
  Distributions reinvested                                        209                      558
  Shares redeemed                                             (1,142)                  (1,064)

  Increase (decrease) in shares
  outstanding                                                    (35)                    1,729

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

  Premiums and Discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes. On January 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to January 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $8,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended December 31, 2001, the effect of this change was to increase net investment income by $11,000 ($0.002 per share), decrease net realized gain/loss on securities by $12,000 ($0.002 per share), and increase net unrealized gain/loss on securities by $1,000. This change had no effect on the fund's net assets or total return.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts - During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

  Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $53,807,000 and $50,951,000, respectively, for the year ended December 31, 2001. Purchases and sales of U.S. government securities aggregated $28,888,000 and $32,839,000, respectively, for the year ended December 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the year ended December 31, 2001 totaled $3,011,000 and were characterized as ordinary income for tax purposes. The tax-basis components of net assets at December 31, 2001 were as follows:

  Unrealized appreciation                                           $ 12,082,000
  Unrealized depreciation                                            (7,915,000)

  Net unrealized appreciation (depreciation)                           4,167,000
  Undistributed ordinary income                                           13,000
  Capital loss carryforwards                                         (1,439,000)

  Distributable earnings                                               2,741,000
  Paid-in capital                                                    100,672,000

  Net assets                                                       $ 103,413,000
                                                                   -------------

  Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $151,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $1,439,000 of capital loss carryforwards that expire in 2009.

T. Rowe Price Personal Strategy Balanced Portfolio

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                                 $ (23,000)
  Undistributed net realized gain                                         23,000

  At December 31, 2001, the cost of investments for federal income tax purposes was $99,985,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $115,000 was payable at December 31, 2001. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $149,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Personal Strategy Balanced Portfolio

Report of Independent Accountants

     To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Portfolio

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
  T. Rowe Price Personal Strategy Balanced Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

  PricewaterhouseCoopers LLP
  Baltimore, Maryland
  January 18, 2002

T. Rowe Price Personal Strategy Balanced Portfolio

Tax Information (Unaudited) for the Tax Year Ended 12/31/01

  We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

  For corporate shareholders, $607,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Personal Strategy Balanced Portfolio

ANNUAL MEETING RESULTS

  The T. Rowe Price Personal Strategy Balanced Portfolio held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.

  The results of voting were as follows (by number of shares):

  M. David Testa                                              F. Pierce Linaweaver
  Affirmative:                      55,803,532.057            Affirmative:                     55,772,705.044
  Withhold:                          1,339,603.458            Withhold:                         1,370,430.471
  Total:                            57,143,135.515            Total:                           57,143,135.515

  John H. Laporte                                             Hanne M. Merriman
  Affirmative:                      55,810,541.169            Affirmative:                     55,778,160.590
  Withhold:                          1,332,594.346            Withhold:                         1,364,974.925
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Calvin W. Burnett                                           John G. Schreiber
  Affirmative:                      55,659,905.332            Affirmative:                     55,792,076.709
  Withhold:                          1,483,230.183            Withhold:                         1,351,058.806
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Anthony W. Deering                                          Hubert D. Vos
  Affirmative:                      55,788,993.176            Affirmative:                     55,692,022.493
  Withhold:                          1,354,142.339            Withhold:                         1,451,113.022
  Total:                            57,143,135.515            Total:                           57,143,135.515

  Donald W. Dick, Jr.                                         Paul M. Wythes
  Affirmative:                      55,817,878.128            Affirmative:                     55,702,534.019
  Withhold:                          1,325,257.387            Withhold:                         1,440,601.496
  Total:                            57,143,135.515            Total:                           57,143,135.515

  David K. Fagin                                              James S. Riepe
  Affirmative:                      55,794,498.135            Affirmative:                     55,791,955.722
  Withhold:                          1,348,637.380            Withhold:                         1,351,179.793
  Total:                            57,143,135.515            Total:                           57,143,135.515

T. Rowe Price Personal Strategy Balanced Portfolio

Independent Directors

                                                                                                Number of
                                                                                                Portfolios in
                                                Term of Office*                                 Fund Complex
Name, Address, and            Position(s)Held   and Length of           Principal Occupation(s) Overseen by   Other Directorships of
Date of Birth                 With Fund         Time Served             During Past 5 Years     Director       Public Companies Held

Calvin W. Burnett,            Director         Elected 2001             President, Coppin State  97             Provident Bank of
Ph.D.                                          College                                 Maryland
100 East Pratt Street
3/16/32

Anthony W. Deering            Director         Elected 2001             Director, Chairman of the         97       The Rouse Company
100 East Pratt Street                                                   Board, President, and
1/28/45                                                                 Chief Executive Officer,
                                                                        The Rouse Company, real
                                                                        estate developers

Donald W. Dick, Jr.           Director         Elected 1994             Principal, EuroCapital   97       Not Applicable
100 East Pratt Street                                                   Advisors, LLC, an
1/27/43                                                                 acquisition and
                                                                        management advisory firm

David K. Fagin                Director         Elected 1994             Director, Dayton Mining  97       Dayton Mining
100 East Pratt Street                                                   Corporation (6/98 to              Corporation, Golden
4/9/38                                                                  present), Golden Star             Star Resources Ltd., and
                                                                        Resources Ltd., and Canyon        Canyon Resources, Corp.
                                                                        Resources, Corp. (5/00 to
                                                                        present); Chairman and
                                                                        President, Nye Corporation

F. Pierce Linaweaver          Director         Elected 2001             President, F. Pierce     97       Not Applicable
100 East Pratt Street                                                   Linaweaver & Associates,
8/22/34                                                                 Inc., consulting
                                                                        environmental and civil
                                                                        engineers

Hanne M. Merriman             Director         Elected 1994             Retail Business         97        Ann Taylor Stores
100 East Pratt Street                                                   Consultant                        Corporation, Ameren
11/16/41                                                                                                  Corp., Finlay
                                                                                                          Enterprises, Inc., The
                                                                                                          Rouse Company, and US
                                                                                                          Airways Group, Inc.

John G. Schreiber             Director         Elected 2001             Owner/President, Centaur 97       AMLI Residential
100 East Pratt Street                                                   Capital Partners, Inc.,           Properties Trust, Host
10/21/46                                                                a real estate investment          Marriott Corporation,
                                                                        company; Senior Advisor           and The Rouse Company,
                                                                        and Partner, Blackstone           real estate developers
                                                                        Real Estate Advisors, L.P.

Hubert D. Vos                 Director         Elected 1994             Owner/President,         97              Not Applicable
100 East Pratt Street                                                   Stonington Capital
8/2/33                                                                  Corporation, a private
                                                                        investment company

Paul M. Wythes                Director         Elected 1994             Founding Partner of      97       Teltone Corporation
100 East Pratt Street                                                   Sutter Hill Ventures,
6/23/33                                                                 a venture capital limited
                                                                        partnership, providing
                                                                        equity capital to young
                                                                        high-technology companies
                                                                        throughout the
                                                                        United States

* Each director serves until election of a successor.

T. Rowe Price Personal Strategy Balanced Portfolio

Inside Directors

                                                                                                Number of
                                                                                                Portfolios in
                                               Term of Office*                                  Fund Complex
Name, Address,                Position(s)Held  and Length of           Principal Occupation(s)  Overseen by   Other Directorships of
and Date of Birth             With Fund        Time Served             During Past 5 Years      Director       Public Companies Held

John H. Laporte               Director         Elected 1994             Managing Director, T.    15             Not Applicable
100 East Pratt Street                                                   Rowe Price; Managing
7/26/45                                                                 Director and Director,
                                                                        T. Rowe Price Group, Inc.

James S. Riepe                Director         Elected 1994             Vice Chairman of the     82             Not Applicable
100 East Pratt Street                                                   Board, Director, and
6/25/43                                                                 Managing Director, T.
                                                                        Rowe Price Group, Inc.;
                                                                        Director and Managing
                                                                        Director, T. Rowe Price;
                                                                        Chairman of the Board
                                                                        and Director, T. Rowe
                                                                        Price Investment Services,
                                                                        Inc., T. Rowe Price
                                                                        Retirement Plan Services,
                                                                        Inc., and T. Rowe Price
                                                                        Services, Inc.; Chairman
                                                                        of the Board, Director,
                                                                        President, and Trust
                                                                        Officer, T. Rowe Price
                                                                        Trust Company; Director,
                                                                        T. Rowe Price
                                                                        International, Inc.

M. David Testa                Director         Elected 1994             Vice Chairman of the     97       Not Applicable
100 East Pratt Street                                                   Board, Chief Investment
4/22/44                                                                 Officer, Director, and
                                                                        Managing Director, T.
                                                                        Rowe Price Group, Inc.;
                                                                        Chief Investment Officer,
                                                                        Director, and Managing
                                                                        Director, T. Rowe Price;
                                                                        Vice President and
                                                                        Director, T. Rowe Price
                                                                        Trust Company; Director,
                                                                        T. Rowe Price
                                                                        International, Inc.

* Each director serves until election of a successor.

This report is authorized for distributiononly to those who have received a copyof the portfolio's prospectus.

T.RowePrice
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor.

TRP655 (2/02)
K15-053 12/31/01